Financial Instruments (Schedule of Additional Bank Lines of Credit) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Bank loans credit lines:
Drawn balances	$ 350,000	$ 350,000
Undrawn balances	116,596	128,681
Available line balance	$ 233,404	$ 221,319